Shareholder Report, Line Graph (Details) 194409_Horizon Kinetics Energy and Remediation ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Feb. 21, 2023	Dec. 31, 2025
Horizon Kinetics Energy and Remediation ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Horizon Kinetics Energy and Remediation ETF NAV
Accumulated Value	$ 12,505	$ 10,639	$ 10,000	$ 13,685
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	$ 15,129	$ 12,101	$ 10,000	$ 17,834